Property, Equipment and Software and Related Accumulated Depreciation and Amortization (Detail)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation and amortization	¥ (176,115,819)		$ (27,068,506)	¥ (200,356,406)
Property, equipment and software, net, held for sale	(113,755)	$ (17,484)
Property plant and equipment, net	20,721,252		3,184,798	26,765,824
Office buildings
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	69,341,652		10,657,617	69,341,652
Computer and equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	85,311,170		13,112,087	109,486,562
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	11,503,400		1,768,040	11,556,908
Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	6,472,915		994,869	7,644,476
Motor vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	8,487,925		1,304,570	10,490,731
Software
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	¥ 15,833,764		$ 2,433,605	¥ 18,601,901